Investment Strategy - iShares FinTech Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of fintech companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The fintech companies in which the Fund intends to invest are financials and information technology companies that use technology to modify, enhance or automate financial services for businesses or consumers. These companies are involved in activities that include, but are not limited to, the following: transaction and payment processing services, consumer finance, banking, insurance, financial exchanges and data, specialized finance, IT services, software, financial services, and capital markets. The Fund does not intend to invest directly in digital assets (including bitcoin and ether) or in pooled investment vehicles that seek to track the price performance of such digital assets. However, the Fund may invest in companies involved in the development and/or use of blockchain technologies, including companies that provide technology or services which support a digital exchange or payment network (such as banks, payment service providers, or other financial services companies) or hold crypto assets on their balance sheet (including publicly traded operating companies in unrelated industries). The Fund may invest in both newer and/or smaller companies and more established and/or larger companies in the financials and technology industries that use or provide financial services technologies, including innovative or emerging technologies.
The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in the financials and technology groups of industries, in aggregate. Because this concentration is measured in aggregate across both groups of industries, at a given time the Fund may have less than 25% of its total assets invested in either the financials or the technology groups of industries.
Equity securities in which the Fund may invest include U.S. exchange-listed common stocks, exchange-traded preferred stocks and exchange-traded as well as unlisted American Depositary Receipts (“ADRs”). The Fund invests in ADRs to obtain exposure to foreign securities. ADRs are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation.
The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets.
The Fund may buy or sell U.S. exchange-traded futures on a security or an index of securities. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The Fund may use futures to seek to increase the return of the Fund, to hedge (or protect) the value of its assets against adverse movements in the securities markets, and to manage cash flows into or out of the Fund.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of fintech companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.